Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Schedule of Purchases from Major Suppliers

Purchases from major suppliers amount to as follows for the periods indicated (in thousands):

	Three Months Ended March 31, 2021
	Amount	% of Total Purchases
Supplier A	$1,803	28.3%
Supplier B	1,119	17.6
Supplier C	681	10.7

Total	$3,603	56.6%

Purchases from major suppliers amount to as follows for the periods indicated (in thousands):

	Three Months Ended March 31, 2020
	Amount	% of Total Purchases
Supplier A	$2,275	22.4%
Supplier B	1,152	11.4
Supplier C	1,025	10.1

Total	$4,452	43.9%

Purchases from major suppliers amount to as follows for the year ended December 31, 2020:

	2020
(in thousands)	Amount	% of Total Purchases
Supplier A	$6,195	21%
Supplier B	4,908	16

Total	$11,103	37%

Included in Accounts payable on the Consolidated Balance Sheets at December 31, 2020, was $1.0 million payable to these vendors.

Purchases from major suppliers amount to as follows for the year ended December 31, 2019:

	2019
(in thousands)	Amount	% of Total Purchases
Supplier A	$6,077	17%
Supplier B	4,173	12
Supplier C	4,101	12

Total	$14,351	41%